SELECTHLIFE I

A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
issued by
ReliaStar Life Insurance Company
and its
SelectHLife Variable Account

Supplement dated April 29, 2005, to the prospectus dated August 8, 1997. Please read it carefully and keep it with your prospectus for future reference.

______________________________________________________________________

IMPORTANT INFORMATION REGARDING FUND ADDITIONS

Effective April 29, 2005, the following 56 Funds will be added as available Sub-Accounts through your Policy:

American Funds Insurance Series - Growth Fund (Class 2)	ING Mercury Focus Value Portfolio (Class I)
American Funds Insurance Series - Growth-Income Fund (Class 2)	ING Mercury Large Cap Growth Portfolio (Class S)
ING Oppenheimer Main Street Portfolio® (Class I)
American Funds Insurance Series - International Fund (Class 2)	ING Pioneer Fund Portfolio (Class S)
ING Pioneer Mid Cap Value Portfolio (Class I)
ING AIM Mid Cap Growth Portfolio (Class S)	ING Salomon Brothers Investors Portfolio (Class I)
ING Alliance Mid-Cap Growth Portfolio (Class I)	ING Stock Index Portfolio (Class I)
ING Evergreen Health Sciences Portfolio (Class S)	ING T. Rowe Price Capital Appreciation Portfolio (Class I)
ING Evergreen Omega Portfolio (Class I)
ING FMRSM Earnings Growth Portfolio (Class I)	ING T. Rowe Price Equity Income Portfolio (Class I)
ING Global Resources Portfolio (Class I)	ING UBS U.S. Allocation Portfolio (Class S)
ING JP Morgan Small Cap Equity Portfolio (Class I)	ING Van Kampen Equity Growth Portfolio (Class I)
ING JP Morgan Value Opportunities Portfolio (Class I)	ING Van Kampen Growth and Income Portfolio (Class S)
ING Julius Baer Foreign Portfolio (Class I)	ING American Century Large Company Value Portfolio (Initial Class)
ING Legg Mason Value Portfolio (Class I)
ING Limited Maturity Bond Portfolio (Class S)	ING American Century Select Portfolio (Initial Class)
ING Liquid Assets Portfolio (Class I)	ING American Century Small Cap Value Portfolio (Initial Class)
ING MFS Mid Cap Growth Portfolio (Class I)
ING MFS Total Return Portfolio (Class I)	ING Baron Small Cap Growth Portfolio (Initial Class)
ING MFS Utilities Portfolio (Class S)	ING Fundamental Research Portfolio (Initial Class)
ING Marsico Growth Portfolio (Class I)	ING JP Morgan Mid Cap Value Portfolio (Initial Class)
ING Marsico International Opportunities Portfolio (Class I)	ING Oppenheimer Global Portfolio (Initial Class)

Continued on next page.

135427	Page 1 of 17	April 2005

Continued from previous page.

ING Oppenheimer Strategic Income Portfolio (Service Class)	ING VP Intermediate Bond Portfolio (Class I)
ING VP Strategic Allocation Balanced Portfolio (Class I)
ING PIMCO Total Return Portfolio (Initial Class)	ING VP Strategic Allocation Growth Portfolio (Class I)
ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)	ING VP Strategic Allocation Income Portfolio (Class I)
ING VP Index Plus LargeCap Portfolio (Class I)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class)	ING VP Index Plus MidCap Portfolio (Class I)
ING VP Index Plus SmallCap Portfolio (Class I)
ING UBS U.S. Large Cap Equity Portfolio (Initial Class)	ING VP Real Estate Portfolio (Class S)
ING Van Kampen Comstock Portfolio (Initial Class)	Neuberger Berman AMT Growth Portfolio (Class I)
ING Van Kampen Equity and Income Portfolio (Initial Class)	Neuberger Berman AMT Socially Responsive Portfolio (Class I)

More information about these new Funds is contained in the tables below.

Fund Fees and Charges.[1] The following table shows the investment advisory fees and other expenses charged annually by each of Funds available through your Policy, including the new Funds referenced above. Fund fees are one of the factors that impact the value of a Fund share. To learn about additional factors, please see the Fund prospectuses. The following figures are a percentage of the average net assets of each Fund as of December 31, 2004.

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
Alger American Growth Portfolio (Class O)	0.75%	--	0.10%	0.85%	--	0.85%
Alger American MidCap Growth Portfolio (Class O)	0.80%	--	0.12%	0.92%	--	0.92%
Alger American Small Capitalization Portfolio (Class O)	0.85%	--	0.12%	0.97%	--	0.97%
American Funds Insurance Series - Growth Fund (Class 2)	0.35%	0.25%	0.01%	0.61%	--	0.61%
American Funds Insurance Series - Growth-Income Fund (Class 2)	0.29%	0.25%	0.02%	0.56%	--	0.56%
American Funds Insurance Series - International Fund (Class 2)	0.54%	0.25%	0.05%	0.84%	--	0.84%
Fidelity® VIP Contrafund® Portfolio (Initial Class)	0.57%	--	0.11%	0.68%	--	0.68%
Fidelity® VIP Equity-Income Portfolio (Initial Class)	0.47%	--	0.11%	0.58%	--	0.58%
Fidelity® VIP Growth Portfolio (Initial Class)	0.58%	--	0.10%	0.68%	--	0.68%
Fidelity® VIP High Income Portfolio (Initial Class)	0.58%	--	0.13%	0.71%	--	0.71%
Fidelity® VIP Index 500 Portfolio (Initial Class) [2]	0.10%	--	--	0.10%	--	0.10%
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	0.43%	--	0.13%	0.56%	--	0.56%

135427	Page 2 of 17	April 2005

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
Fidelity® VIP Money Market Portfolio (Initial Class)	0.20%	--	0.09%	0.29%	--	0.29%
ING AIM Mid Cap Growth Portfolio (Class S) [3,4]	0.66%	--	0.26%	0.92%	--	0.92%
ING Alliance Mid-Cap Growth Portfolio (Class I) [5,6]	0.77%	--	0.01%	0.78%	--	0.78%
ING Evergreen Health Sciences Portfolio (Class S) [7]	0.75%	--	0.25%	1.00%	--	1.00%
ING Evergreen Omega Portfolio (Class I) [8]	0.60%	--	--	0.60%	--	0.60%
ING FMRSM Earnings Growth Portfolio (Class I) [9,10]	0.62%	--	0.15%	0.77%	0.02%	0.75%
ING Global Resources Portfolio (Class I) [11]	0.66%	--	0.01%	0.67%	--	0.67%
ING JP Morgan Small Cap Equity Portfolio (Class I) [5,6,12]	0.90%	--	--	0.90%	0.03%	0.87%
ING JP Morgan Value Opportunities Portfolio (Class I) [9,10]	0.40%	--	0.15%	0.55%	0.02%	0.53%
ING Julius Baer Foreign Portfolio (Class I) [11]	0.96%	--	--	0.96%	--	0.96%
ING Legg Mason Value Portfolio (Class I) [6,11]	0.80%	--	0.01%	0.81%	--	0.81%
ING Limited Maturity Bond Portfolio (Class S) [3]	0.28%	--	0.25%	0.53%	--	0.53%
ING Liquid Assets Portfolio (Class I) [11]	0.27%	--	0.02%	0.29%	--	0.29%
ING MFS Mid Cap Growth Portfolio (Class I) [6,11,13]	0.64%	--	--	0.64%	--	0.64%
ING MFS Total Return Portfolio (Class I) [6,11]	0.64%	--	--	0.64%	--	0.64%
ING MFS Utilities Portfolio (Class S) [14,15]	0.60%	--	0.40%	1.00%	--	1.00%
ING Marsico Growth Portfolio (Class I) [6,11]	0.77%	--	0.01%	0.78%	--	0.78%
ING Marsico International Opportunities Portfolio (Class I) [9,10]	0.54%	--	0.17%	0.71%	0.03%	0.68%
ING Mercury Focus Value Portfolio (Class I) [11,12]	0.80%	--	--	0.80%	0.05%	0.75%
ING Mercury Large Cap Growth Portfolio (Class S) [3,16]	0.80%	--	0.25%	1.05%	0.05%	1.00%
ING Oppenheimer Main Street Portfolio® (Class I) [6,11]	0.64%	--	--	0.64%	--	0.64%
ING Pioneer Fund Portfolio (Class S) [17]	0.75%	--	0.26%	1.01%	--	1.01%
ING Pioneer Mid Cap Value Portfolio (Class I) [18]	0.75%	--	0.01%	0.76%	--	0.76%
ING Salomon Brothers Investors Portfolio (Class I) [11]	0.74%	--	0.01%	0.75%	--	0.75%
ING Stock Index Portfolio (Class I) [11]	0.27%	--	--	0.27%	--	0.27%
ING T. Rowe Price Capital Appreciation Portfolio (Class I) [6,11]	0.66%	--	0.01%	0.67%	--	0.67%

135427	Page 3 of 17	April 2005

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
ING T. Rowe Price Equity Income Portfolio (Class I) [6,11]	0.66%	--	0.01%	0.67%	--	0.67%
ING UBS U.S. Allocation Portfolio (Class S) [3,16]	0.75%	--	0.26%	1.01%	0.02%	0.99%
ING Van Kampen Equity Growth Portfolio (Class I) [11]	0.65%	--	--	0.65%	--	0.65%
ING Van Kampen Growth and Income Portfolio (Class S) [3,4]	0.66%	--	0.26%	0.92%	--	0.92%
ING American Century Large Company Value Portfolio (Initial Class)	0.80%	--	0.20%	1.00%	--	1.00%
ING American Century Select Portfolio (Initial Class) [19]	0.64%	--	0.02%	0.66%	--	0.66%
ING American Century Small Cap Value Portfolio (Initial Class) [20]	1.00%	--	0.40%	1.40%	0.10%	1.30%
ING Baron Small Cap Growth Portfolio (Initial Class) [20]	0.85%	--	0.40%	1.25%	0.05%	1.20%
ING Fundamental Research Portfolio (Initial Class)	0.60%	--	0.20%	0.80%	--	0.80%
ING JP Morgan Mid Cap Value Portfolio (Initial Class)	0.75%	--	0.35%	1.10%	--	1.10%
ING Oppenheimer Global Portfolio (Initial Class) [19]	0.60%	--	0.06%	0.66%	--	0.66%
ING Oppenheimer Strategic Income Portfolio (Service Class) [21]	0.50%	--	0.29%	0.79%	0.04%	0.75%
ING PIMCO Total Return Portfolio (Initial Class)	0.50%	--	0.35%	0.85%	--	0.85%
ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)	0.69%	--	0.13%	0.82%	--	0.82%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class) [19]	0.64%	--	0.02%	0.66%	--	0.66%
ING UBS U.S. Large Cap Equity Portfolio (Initial Class)	0.70%	--	0.15%	0.85%	--	0.85%
ING Van Kampen Comstock Portfolio (Initial Class) [20]	0.60%	--	0.35%	0.95%	0.07%	0.88%
ING Van Kampen Equity and Income Portfolio (Initial Class) [19]	0.55%	--	0.02%	0.57%	--	0.57%
ING VP Intermediate Bond Portfolio (Class I) [22]	0.40%	--	0.08%	0.48%	--	0.48%
ING VP Strategic Allocation Balanced Portfolio (Class I) [22,23]	0.60%	--	0.10%	0.70%	--	0.70%
ING VP Strategic Allocation Growth Portfolio (Class I) [22,23]	0.60%	--	0.10%	0.70%	--	0.70%
ING VP Strategic Allocation Income Portfolio (Class I) [22,23]	0.60%	--	0.10%	0.70%	0.05%	0.65%
ING VP Index Plus LargeCap Portfolio (Class I) [22,23]	0.35%	--	0.09%	0.44%	--	0.44%
ING VP Index Plus MidCap Portfolio (Class I) [22,23]	0.40%	--	0.09%	0.49%	--	0.49%
ING VP Index Plus SmallCap Portfolio (Class I) [22,23]	0.40%	--	0.09%	0.49%	--	0.49%
ING VP Disciplined LargeCap Portfolio (Class I) 24, 25	0.75%	--	0.23%	0.98%	0.08%	0.90%

135427	Page 4 of 17	April 2005

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
ING VP High Yield Bond Portfolio (Class I) [24,25]	0.63%	--	0.25%	0.88%	0.07%	0.81%
ING VP International Value Portfolio (Class I) [24,25]	1.00%	--	0.22%	1.22%	0.22%	1.00%
ING VP MidCap Opportunities Portfolio (Class I) [24,25]	0.75%	--	0.21%	0.96%	0.02%	0.94%
ING VP Real Estate Portfolio (Class S) [26,27]	0.80%	--	0.70%	1.50%	0.20%	1.30%
ING VP SmallCap Opportunities Portfolio (Class I) [24,25]	0.75%	--	0.19%	0.94%	0.04%	0.90%
Janus Aspen International Growth Portfolio (Institutional Shares) [28]	0.64%	--	0.04%	0.68%	--	0.68%
Neuberger Berman AMT Growth Portfolio (Class I) [29]	0.85%	--	0.11%	0.96%	--	0.96%
Neuberger Berman AMT Limited Maturity Bond Portfolio (Class I) [29]	0.65%	--	0.08%	0.73%	--	0.73%
Neuberger Berman AMT Partners Portfolio (Class I) [29]	0.83%	--	0.08%	0.91%	--	0.91%
Neuberger Berman AMT Socially Responsive Portfolio (Class I) [29,30]	0.85%	--	0.89%	1.74%	0.24%	1.50%
OpCap Equity Portfolio [31]	0.80%	--	0.23%	1.03%	0.02%	1.01%
OpCap Global Equity Portfolio [31]	0.80%	--	0.46%	1.26%	--	1.26%
OpCap Managed Portfolio [31]	0.80%	--	0.12%	0.92%	--	0.92%
OpCap Small Cap Portfolio [31]	0.80%	--	0.11%	0.91%	--	0.91%
Putnam VT Growth and Income Fund (Class IA)	0.48%	N/A	0.06%	0.54%	--	0.54%
Putnam VT Voyager Fund (Class IA)	0.56%	N/A	0.08%	0.64%	--	0.64%
1

Each Fund deducts management fees from the amounts allocated to the Funds. In addition, each Fund deducts other expenses which may include service fees which are used to compensate service providers, including the Company and its affiliates, for administrative and Policy owner services provided on behalf of the Fund. Furthermore, certain Funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of Fund shares. For a more complete description of the Funds' fees and expenses, review each Fund's prospectus.

The Company, or its U.S. affiliates, receives from each of the Funds or the Funds' affiliates varying levels and types of revenue with respect to each of the Funds available through the Policy. In terms of the total dollar amounts received, the greatest amount of revenue comes from assets allocated to Funds managed by ING Investments, LLC or other Company affiliates, which Funds may or may not also be subadvised by another Company affiliate. Assets allocated to Funds managed by a Company affiliate, Directed Services, Inc., for example, but which are subadvised by unaffiliated third parties generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated Funds generate the least amount of revenue.

Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in Funds advised by Company affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the Policies and other products issued by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the Policies.

135427	Page 5 of 17	April 2005

2

Effective March 1, 2005, the terms of the fund's expense limit were changed to make it more permanent. Under the new arrangement, management fees for the fund have been reduced to 0.10%, and fund expenses are limited to 0.10% (these limits do not apply to interest, taxes, brokerage commissions, securities lending fees, or extraordinary expenses). Under the new contract, this expense limit may not be increased without approval of the fund's shareholders and board of trustees. Thus, the expense limit is now required by contract and is no longer voluntary on the fund manager's part. The expense limit does not, however, apply to new funds or classes that may be created in the future.

3

The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets based on each Portfolio's actual operating expenses for Class S shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc. (DSI) as adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. Other Expenses for each Portfolio include a Shareholder Services fee of 0.25%. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolios. The Portfolios would also bear any extraordinary expenses.

4

A portion of the brokerage commissions that the ING AIM Mid Cap Growth and ING Van Kampen Growth and Income Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions, the Total Annual Fund Operating Expenses for each Portfolio for the year ended December 31, 2004 would have been 0.87% and 0.90%, respectively. This arrangement may be discontinued at any time.

5

The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. Because the Class I shares for these Portfolios had not commenced operations as of December 31, 2004, expenses are based on each Portfolio's actual operating expenses for Class S shares, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc. (DSI), as adviser to each Portfolio, has agreed. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would also bear any extraordinary expenses.

6

A portion of the brokerage commissions that the ING Alliance Mid Cap Growth, ING JP Morgan Small Cap Equity, ING Legg Mason Value, ING MFS Mid Cap Growth, ING MFS Total Return, ING Marsico Growth, ING Oppenheimer Main Street, ING T. Rowe Price Capital Appreciation, ING T. Rowe Price Equity Income Portfolios pay is used to reduce each Portfolio's expenses. Including those reductions and the MFS Voluntary Management fee waiver, the Total Annual Fund Operating Expenses for each Portfolio for the year ended December 31, 2004 would have been 0.74%, 0.87%, 0.81%, 0.62%, 0.63%, 0.75%, 0.60%, 0.65%, and 0.66%, respectively. This arrangement may be discontinued at any time.

7

The amounts shown are estimated operating expenses for Class S shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses for the Portfolio are based on estimated amounts for the current fiscal year as it had not had a full year of operations as of December 31, 2004. Other Expenses for this Portfolio include a Shareholder Services fee of 0.25%. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolio would also bear any extraordinary expenses.

8

The amounts shown are estimated operating expenses for Class I shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses for this Portfolio are based on estimated amounts as Class I shares had not commenced operations as of December 31, 2004 and Class S shares had not had a full year of operations as of December 31, 2004. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolio would also bear any extraordinary expenses.

9

The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for these Portfolios are estimated as they had not commenced operations as of December 31, 2004. Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for each Portfolio. Other Expenses for each Portfolio are estimated because it did not have a full calendar year of operations as of December 31, 2004 (the Portfolios' fiscal year end).

135427	Page 6 of 17	April 2005

10

Directed Services, Inc. (DSI), the adviser, has entered into a written expense limitation agreement with respect to ING FMRSM Earnings Growth, ING JP Morgan Value Opportunities and ING Marsico International Opportunities, under which it will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. The expense limitation agreement will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

11

The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for Class I shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which DSI, as adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would also bear any extraordinary expenses.

12

Directed Services, Inc. (DSI), the adviser, has contractually agreed to waive a portion of the management fee for the Portfolio. Based upon net assets as of December 31, 2004, the management fee waiver for each Portfolio would equal 0.03% for ING JP Morgan Small Cap Equity Portfolio and 0.05% for ING Mercury Focus Value Portfolio. This expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.

13

Directed Services, Inc. (DSI) has voluntarily agreed to waive a portion of its management fee for ING MFS Mid Cap Growth Portfolio. Including this waiver, the Net Annual Fund Operating Expenses for the Portfolio for the year ended December 31, 2004 would have been 0.62%. This arrangement may be discontinued by DSI at any time.

14

The amounts shown are estimated operating expenses for Class S shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses for the Portfolio are estimated as it had not commenced operations as of December 31, 2004. Other Expenses for the Portfolio include a Shareholder Services fee of 0.25%. Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for this Portfolio. Other Expenses for the Portfolio are estimated because the Portfolio did not have a full calendar year of operations as of December 31, 2004 (the Portfolio's fiscal year end).

15

Directed Services, Inc. (DSI), the adviser, has entered into a written expense limitation agreement with respect to this Portfolio under which it will limit expenses of this Portfolio, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of this Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. The expense limitation agreement will continue through at least May 1, 2006. For further information regarding the expense limitation agreement, see the Fund's prospectus.

16

Directed Services, Inc. (DSI), the adviser, has contractually agreed to waive a portion of the management fee for the Portfolio. Based upon net assets as of December 31, 2004, the management fee waiver for each Portfolio would equal 0.05% for ING Mercury Large Cap Growth Portfolio and 0.02% for ING UBS U.S. Allocation Portfolio. This expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.

17

The amounts shown are estimated operating expenses for Class S shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses for the Portfolio are estimated as it had not commenced operations as of December 31, 2004. Other Expenses for the Portfolio include a Shareholder Services fee of 0.25%. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolio would also bear any extraordinary expenses. Other Expenses for the Portfolio are estimated because the Portfolio did not have a full calendar year of operations as of December 31, 2004 (the Portfolio's fiscal year end).

18

The amounts shown are estimated operating expenses for Class I shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses for this Portfolio are estimated as it had not commenced operations as of December 31, 2004. Through a "bundled fee" arrangement, Directed Services, Inc. (DSI), the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolio would also bear any extraordinary expenses. Other Expenses for the Portfolio are estimated because it did not have a full calendar year of operations as of December 31, 2004 (the Portfolios' fiscal year end).

135427	Page 7 of 17	April 2005

19

Effective December 1, 2004, Management (Advisory) Fees were restated to reflect a decrease as follows: from 0.80% to 0.64% for ING American Century Select Portfolio; from 0.85% to 0.64% for ING T. Rowe Price Diversified Mid Cap Growth Portfolio; and from 0.85% to 0.55% for ING Van Kampen Equity and Income Portfolio. Effective December 1, 2004, the administrative fees (included in Other Expenses) were restated to reflect an increase/decrease as follows: from 0.20% to 0.02% for ING American Century Select Portfolio, ING T. Rowe Price Diversified Mid Cap Growth Portfolio and ING Van Kampen Equity and Income Portfolio and from 0.60% to 0.06% for ING Oppenheimer Global Portfolio.

20

The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for ING American Century Small Cap Value, ING Baron Small Cap Growth, and ING Van Kampen Comstock Portfolios so that the Net Annual Fund Operating Expenses for these Portfolios shall not exceed 1.30%, 1.20%, and 0.88%, respectively, through May 1, 2006. Without this waiver, the Net Annual Fund Operating Expenses would be 1.40% for ING American Century Small Cap Value, 1.25% for ING Baron Small Cap Growth and 0.95% for ING Van Kampen Comstock Portfolios.

21

Based on estimated expenses for the current fiscal year. Other Expenses include a Shareholder Services fee of 0.25%. The Distributor of the Fund has contractually agreed to waive all or a portion of its Shareholder Services fee and/or reimburse the Shareholder Services fee for the Portfolio so that Net Annual Fund Operating Expenses do not exceed 0.75% through April 30, 2006. Without this waiver, the Net Annual Fund Operating Expenses would be 0.79%.

22

The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed for each Portfolio. ING Funds Services, LLC receives an annual administrative fee (included in Other Expenses) equal to 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

23

ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. Recoupments are shown as negative numbers under Fees and Expenses Waived or Reimbursed. The expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

24

The amounts shown are the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year.

25

ING Funds Services, LLC receives an annual administration fee (included in Other Expenses) equal to 0.10% of each Portfolio's average daily net assets. ING Investments, LLC has entered into a written expense limitation agreement with ING Variable Products Trust under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading Fees and Expenses Waived or Reimbursed. For each Portfolio, the expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

26

The amounts shown are the estimated operating expenses for Class S shares based on the Portfolio's actual operating expenses for Class I shares, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to the Portfolio, has agreed for the Portfolio. Since the Portfolio has not had a full year of operations, expenses are based on estimated amounts for the current fiscal year. The estimated operating expenses for the Class S shares are based on a ratio of expenses to average daily net assets.

135427	Page 8 of 17	April 2005

27

Other Expenses include a Shareholder Services Fee of 0.25%. ING Funds Services, LLC receives an annual administration fee (included in Other Expenses) equal to 0.10% of the Portfolio's average daily net assets. ING Investments, LLC has entered into a written expense limitation agreement with ING Variable Products Trust under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading Fees and Expenses Waived or Reimbursed. The amount of expenses proposed to be waived during the current fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. The expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreement, see the Fund's prospectus.

28

All of the fees and expense shown were determined based on net assets as of the fiscal year ended December 31, 2004, restated to reflect reductions in the Portfolios' management fees effective July 1, 2004. All expenses are shown without the effect of expense offset arrangements.

29

Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2008 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI (except with respect to Growth, Limited Maturity Bond, and Partners Portfolios) and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of the Growth, Limited Maturity Bond, and Partners Portfolio's average daily net asset value; and 1.50% of the average daily net asset value of the Socially Responsive Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

30

NBMI has voluntarily committed to waive fees and/or reimburse expenses for an additional 0.20% of the average daily net asset value of the Socially Responsive Portfolio to maintain the Portfolio's net operating expense ratio at 1.30%. NBMI can, at its sole discretion, on at least 30 days' notice terminate this voluntary waiver and/or reimbursement commitment.

31

Management (Advisory) Fees reflect effective management fees before taking into effect any fee waiver. Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses are shown before expense offsets afforded the Portfolios. The Fund's adviser has contractually agreed to reduce total annual portfolio operating expenses of each Portfolio (except Global Equity) to the extent they would exceed 1.00% (net of any expense offset by earnings credits from the custodian bank) of the Portfolio's average daily net assets and 1.25% (net of any expense offset by earnings credit from the custodian bank) of the Global Equity Portfolio's average daily net assets. This reduction of annual portfolio operating expenses is guaranteed by the Fund's adviser through December 31, 2015. Had expense offsets been included in these figures, the Total Annual Fund Operating Expenses, Fees and Expenses Waived or Reimbursed and Net Annual Fund Operating Expenses would be 1.02%, 0.02%, and 1.00%, respectively, for OpCap Equity Portfolio; and 1.25%, --, and 1.25%, respectively, for OpCap Global Equity Portfolio.

Fund Investment Advisers and Investment Objectives. The following information lists the investment advisers and subadvisers and information regarding the investment objectives of the Funds available through your Policy, including the new Funds referenced above. More detailed information about these Funds can be found in the current prospectus and Statement of Additional Information for each Fund.

There is no assurance that the stated objectives and policies of any of the Funds will be achieved. Shares of the Funds will rise and fall in value and you could lose money by investing in the Funds. Shares of the Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all Funds are diversified, as defined under the 1940 Act.

Fund Name	Investment Adviser/ Subadviser	Investment Objective
Alger American Growth Portfolio (Class O)	Investment Adviser: Fred Alger Management, Inc.	Seeks long-term capital appreciation.
Alger American MidCap Growth Portfolio (Class O)	Investment Adviser: Fred Alger Management, Inc.	Seeks long-term capital appreciation.

135427	Page 9 of 17	April 2005

Fund Name	Investment Adviser/ Subadviser	Investment Objective
Alger American Small Capitalization Portfolio (Class O)	Investment Adviser: Fred Alger Management, Inc.	Seeks long-term capital appreciation.
American Funds Insurance Series - Growth Fund (Class 2)	Investment Adviser: Capital Research and Management Company	Seeks growth of capital.
American Funds Insurance Series - Growth-Income Fund (Class 2)	Investment Adviser: Capital Research and Management Company	Seeks capital growth and income over time.
American Funds Insurance Series - International Fund (Class 2)	Investment Adviser: Capital Research and Management Company	Seeks growth of capital over time.
Fidelity® VIP Contrafund® Portfolio (Initial Class)

Investment Adviser:
Fidelity Management & Research Company
Subadvisers:
Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

Seeks long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio (Initial Class)	Investment Adviser: Fidelity Management & Research Company Subadviser: FMR Co., Inc.	Seeks reasonable income.
Fidelity® VIP Growth Portfolio (Initial Class)	Investment Adviser: Fidelity Management & Research Company Subadviser: FMR Co., Inc.	Seeks to achieve capital appreciation.
Fidelity® VIP High Income Portfolio (Initial Class)

Investment Adviser:
Fidelity Management & Research Company
Subadvisers:
Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

Seeks a high level of current income while also considering growth of capital.
Fidelity® VIP Index 500 Portfolio (Initial Class)	Investment Adviser: Fidelity Management & Research Company Subadviser: Geode Capital Management, LLC (Geode)	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 IndexSM (S&P 500®).

135427	Page 10 of 17	April 2005

Fund Name	Investment Adviser/ Subadviser	Investment Objective
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	Investment Adviser: Fidelity Management & Research Company Subadviser: Fidelity Investments Money Management, Inc.	Seeks as high a level of current income as is consistent with the preservation of capital.
Fidelity® VIP Money Market Portfolio (Initial Class)	Investment Adviser: Fidelity Management & Research Company Subadviser: Fidelity Investments Money Management, Inc.	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
ING AIM Mid Cap Growth Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: A I M Capital Management, Inc.	Seeks capital appreciation.
ING Alliance Mid-Cap Growth Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Alliance Capital Management, L.P.	Seeks long-term total return.
ING Evergreen Health Sciences Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: Evergreen Investment Management Company, LLC	A non-diversified portfolio that seeks long-term capital growth.
ING Evergreen Omega Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Evergreen Investment Management Company, LLC	Seeks long-term capital growth.
ING FMRSM Earnings Growth Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Fidelity Management & Research Co.	Seeks growth of capital over the long term.
ING Global Resources Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Baring International Investment Limited	A non-diversified portfolio that seeks long-term capital appreciation.
ING JP Morgan Small Cap Equity Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long term.
ING JP Morgan Value Opportunities Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: J.P. Morgan Investment Management Inc.	Seeks to provide long-term capital appreciation.

135427	Page 11 of 17	April 2005

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING Julius Baer Foreign Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Julius Baer Investment Management, LLC	Seeks long-term growth of capital.
ING Legg Mason Value Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Legg Mason Funds Management, Inc.	A non-diversified portfolio that seeks long-term growth of capital.
ING Limited Maturity Bond Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: ING Investment Management Co.

Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors indicate that capital appreciation may be available without significant risk to principal.

ING Liquid Assets Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: ING Investment Management Co.	Seeks high level of current income consistent with the preservation of capital and liquidity.
ING MFS Mid Cap Growth Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Massachusetts Financial Services Company	Seeks long-term growth of capital.
ING MFS Total Return Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Massachusetts Financial Services Company	Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital.
ING MFS Utilities Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: Massachusetts Financial Services Company	A non-diversified portfolio that seeks capital growth and current income.
ING Marsico Growth Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Marsico Capital Management, LLC	Seeks capital appreciation.
ING Marsico International Opportunities Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Marsico Capital Management, LLC	Seeks long-term growth of capital.
ING Mercury Focus Value Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Mercury Advisors	Seeks long-term growth of capital.

135427	Page 12 of 17	April 2005

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING Mercury Large Cap Growth Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: Mercury Advisors	Seeks long-term growth of capital.
ING Oppenheimer Main Street Portfolio® (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: OppenheimerFunds, Inc.	Seeks long-term growth of capital and future income.
ING Pioneer Fund Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: Pioneer Investment Management, Inc.	Seeks reasonable income and capital growth.
ING Pioneer Mid Cap Value Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Pioneer Investment Management, Inc.	Seeks capital appreciation.
ING Salomon Brothers Investors Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Salomon Brothers Asset Management Inc.	Seeks long-term growth of capital.
ING Stock Index Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: ING Investment Management Co.	Seeks total return.
ING T. Rowe Price Capital Appreciation Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and prudent investment risk.
ING T. Rowe Price Equity Income Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: T. Rowe Price Associates, Inc.	Seeks substantial dividend income as well as long-term growth of capital.
ING UBS U.S. Allocation Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: UBS Global Asset Management (Americas) Inc.	Seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments.
ING Van Kampen Equity Growth Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)	Seeks long-term capital appreciation.
ING Van Kampen Growth and Income Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)	Seeks long-term growth of capital and income.

135427	Page 13 of 17	April 2005

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING American Century Large Company Value Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: American Century Investment Management, Inc.	Seeks long-term capital growth; income is a secondary objective.
ING American Century Select Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: American Century Investment Management, Inc.	Seeks long-term capital appreciation.
ING American Century Small Cap Value Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: American Century Investment Management, Inc.	Seeks long-term growth of capital; income is a secondary objective.
ING Baron Small Cap Growth Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: BAMCO, Inc.	Seeks capital appreciation.
ING Fundamental Research Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: ING Investment Management Co.	Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.
ING JP Morgan Mid Cap Value Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: J. P. Morgan Investment Management Inc.	Seeks growth from capital appreciation.
ING Oppenheimer Global Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
ING Oppenheimer Strategic Income Portfolio (Service Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: OppenheimerFunds, Inc.	Seeks a high level of current income principally derived from interest on debt securities.

135427	Page 14 of 17	April 2005

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING PIMCO Total Return Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Pacific Investment Management Company LLC	Seeks maximum total return, consistent with capital preservation and prudent investment management.
ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Salomon Brothers Asset Management Inc.	Seeks long-term growth of capital.
ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.
ING UBS U.S. Large Cap Equity Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: UBS Global Asset Management (Americas) Inc.	Seeks long-term growth of capital and future income.
ING Van Kampen Comstock Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)	Seeks capital growth and income.
ING Van Kampen Equity and Income Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)	Seeks total return, consisting of long-term capital appreciation and current income.
ING VP Intermediate Bond Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to maximize total return consistent with reasonable risk.
ING VP Strategic Allocation Balanced Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).
ING VP Strategic Allocation Growth Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to provide capital appreciation.

135427	Page 15 of 17	April 2005

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING VP Strategic Allocation Income Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to provide total return consistent with preservation of capital.
ING VP Index Plus LargeCap Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.
ING VP Index Plus MidCap Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.
ING VP Index Plus SmallCap Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard and Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk.
ING VP Disciplined LargeCap Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks capital appreciation.
ING VP High Yield Bond Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to provide investors with a high level of current income and total return.
ING VP International Value Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks capital appreciation.
ING VP MidCap Opportunities Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.
ING VP Real Estate Portfolio (Class S)	Investment Adviser: ING Investments, LLC Subadviser: Clarion Real Estate Securities L.P.	Seeks total return.
ING VP SmallCap Opportunities Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.
Janus Aspen International Growth Portfolio (Institutional Shares)	Investment Adviser: Janus Capital	Seeks long-term growth of capital.
Neuberger Berman AMT Growth Portfolio (Class I)	Investment Adviser: Neuberger Berman Management Inc. Subadviser: Neuberger Berman, LLC	Seeks growth of capital.

135427	Page 16 of 17	April 2005

Fund Name	Investment Adviser/ Subadviser	Investment Objective
Neuberger Berman AMT Limited Maturity Bond Portfolio (Class I)	Investment Adviser: Neuberger Berman Management Inc. Subadviser: Neuberger Berman, LLC	Seeks the highest available current income consistent with liquidity and low risk to principal; total return is secondary goal.
Neuberger Berman AMT Partners Portfolio (Class I)	Investment Adviser: Neuberger Berman Management Inc. Subadviser: Neuberger Berman, LLC	Seeks growth of capital.
Neuberger Berman AMT Socially Responsive Portfolio (Class I)	Investment Adviser: Neuberger Berman Management Inc. Subadviser: Neuberger Berman, LLC	Seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
OpCap Equity Portfolio	Investment Adviser: OpCap Advisors LLC Subadviser: Oppenheimer Capital LLC	Seeks long term capital appreciation.
OpCap Global Equity Portfolio	Investment Adviser: OpCap Advisors LLC Subadviser: Oppenheimer Capital LLC	Seeks long term capital appreciation.
Op Cap Managed Portfolio	Investment Adviser: OpCap Advisors LLC Subadviser: Pacific Investment Management Company LLC/Oppenheimer Capital LLC	Seeks growth of capital over time.
OpCap Small Cap Portfolio	Investment Adviser: OpCap Advisors LLC Subadviser: Oppenheimer Capital LLC	Seeks capital appreciation.
Putnam VT Growth and Income Fund (Class IA)	Investment Adviser: Putnam Investment Management, LLC	Seeks capital growth and current income.
Putnam VT Voyager Fund (Class IA)	Investment Adviser: Putnam Investment Management, LLC	Seeks capital appreciation.

135427	Page 17 of 17	April 2005